INTANGIBLE ASSETS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 1,056,716	$ 0	$ 0
Master lease agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 1,055,094